Shareholders' equity - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	462,346	723,051	1,207,908
Number of stock options outstanding and exercisable (in shares)	320,949	344,248
Weighted average remaining contractual life	2 years 29 days	2 years 10 months 24 days
$3.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	0	67,012
Number of stock options outstanding and exercisable (in shares)	0	60,539
Weighted average remaining contractual life	0 years	5 months 26 days
$3.01 - $5.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 5.01
$3.01 - $5.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 7.00
$5.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	116,000	210,125
Number of stock options outstanding and exercisable (in shares)	58,117	53,001
Weighted average remaining contractual life	3 years	4 years
$5.01 - $7.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 7.01
$5.01 - $7.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 9.00
$7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	76,308	107,039
Number of stock options outstanding and exercisable (in shares)	62,005	66,270
Weighted average remaining contractual life	11 months 4 days	1 year 11 months 4 days
$7.01 - $9.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 9.01
$7.01 - $9.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 12.00
$9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	45,000	55,000
Number of stock options outstanding and exercisable (in shares)	25,325	17,190
Weighted average remaining contractual life	2 years 9 months	3 years 9 months
$9.01 - $12.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 12.01
$9.01 - $12.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 15.00
$12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	121,566	157,897
Number of stock options outstanding and exercisable (in shares)	91,754	79,105
Weighted average remaining contractual life	2 years	3 years
$12.01 - $15.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 15.01
$12.01 - $15.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 18.00
$15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	22,856	22,856
Number of stock options outstanding and exercisable (in shares)	15,740	10,012
Weighted average remaining contractual life	2 years	3 years
$15.01 - $18.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 18.01
$15.01 - $18.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 20.00
$18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	80,616	103,122
Number of stock options outstanding and exercisable (in shares)	68,008	58,131
Weighted average remaining contractual life	1 year 7 months 9 days	2 years 7 months 9 days
$18.01 - $20.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 20.01
$18.01 - $20.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 27.00